Schedule of Activity in Real Estate Facilities (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate facilities
Real estate facilities, beginning balance	$ 1,173,825,368	$ 820,296,026	$ 829,679,477
Real estate acquisitions	812,892	334,139,296
Construction in process placed in service	13,389,703
Facilities acquired through merger with SSGT	812,892	334,139,296
Asset disposals		(11,688,993)
Corporate office acquired through Self Administration Transaction		351,070,238
Other facility acquisitions		10,430,942
Impact of foreign exchange rate changes	(4,145,778)	6,582,603	(11,915,703)
Improvements and additions	7,155,135	7,565,494	2,532,252
Real estate facilities, ending balance	1,191,037,320	1,173,825,368	820,296,026
Accumulated depreciation
Accumulated depreciation, beginning balance	(83,692,491)	(54,264,685)	(34,686,973)
Asset disposals		202,416
Depreciation expense	(23,136,367)	(29,188,668)	(20,134,068)
Impact of foreign exchange rate changes	272,635	(441,554)	556,356
Accumulated depreciation, ending balance	$ (106,556,223)	(83,692,491)	$ (54,264,685)
Self Administration Transaction
Real estate facilities
Corporate office acquired through Self Administration Transaction		$ 6,500,000